Commission File Number: 000-30392

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM 12b-25

NOTIFICATION OF LATE FILING

(Check One):  ☐    Form 10-K ☐Form 20-F ☐Form 11-K ☒  Form 10-Q ☐Form N-SAR

For Period Ended: March 31, 2013

[   ] Transition Report on Form 10-K

[   ] Transition Report on Form 20-F

[   ] Transition Report on Form 11-K

[   ] Transition Report on Form 10-Q

[   ] Transition Report on Form N-SAR

For the Transition Period Ended: _______________________

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the items(s) to which the notification relates:

____________________________________________________________________________________

PART I - REGISTRANT INFORMATION

Environmental Solutions Worldwide, Inc.

Full Name of Registrant:

________________________________

Former Name if Applicable

200 Progress Drive                                 .

Address of Principal Executive Office (Street and Number)

Montgomeryville, PA  18936

City, State and Zip Code

PART II - Rules 12b-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.  (Check box if appropriate)

☒	(a)	The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;
☒	(b)

The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, 11-K, Form N-SAR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report of transition report on Form 10-Q, or portion thereof will be filed on or before the fifth calendar day following the prescribed due date; and

☐	(c)	The accountant’s statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

PART III - NARRATIVE

State below in reasonable detail the reasons why the Form 10-K, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Form 10-Q for the quarter ended March 31, 2013 could not be filed within the prescribed time period because the Registrant was unable, without unreasonable effort or expense, to finalize its financial data within the prescribed period.   The Registrant anticipates that it will file its 10-Q report before the 5th calendar day following the prescribed due date.

PART IV - OTHER INFORMATION

(1)	Name and telephone number of person to contact in regard to this notification
Praveen Nair	905	695-4142
(Name)	(Area Code)	(Telephone Number)
(2)

Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed? If answer is no, identify report(s).

	☒ Yes ☐No
(3)

Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report

	portion thereof? ☐Yes ☒ No
	If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

Environmental Solutions Worldwide, Inc.
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date:	May 15, 2013	By:	/s/Praveen Nair .
Praveen Nair, Chief Financial Officer

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).